CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Current Assets:
Cash and cash equivalents	$ 351,314	$ 402,738	$ 118,405
Accounts receivable (net of allowance for doubtful accounts of $232,500 at June 30, 2018 and $5,000 at June 30, 2017)	655,720	796,923	468,548
Inventories	1,113,618	1,144,068	1,055,447
Prepaid expenses	57,867	70,991	55,985
Total current assets	2,178,519	2,414,720	1,698,385
Fixed Assets:
Machinery and equipment	2,553,207	2,511,638	2,507,190
Leasehold improvements	554,836	553,596	553,596
Furniture and fixtures	148,303	148,303	148,303
Total	3,256,346	3,213,537	3,209,089
Less: Accumulated depreciation and amortization	3,171,007	3,164,051	3,136,835
Net fixed assets	85,339	49,486	72,254
Patents, net	47,275	47,275	30,086
TOTAL ASSETS	2,311,133	2,511,481	1,800,725
Current Liabilities:
Current portion of capital lease obligation	9,111	8,962	8,391
Accounts payable	963,581	703,538	694,958
Customer advances	400,704	857,842	180,137
Accrued employee compensation	197,765	238,590	189,783
Accrued professional services	94,970	98,000	71,000
Accrued warranty expense	25,000	25,000	25,000
Other accrued liabilities	0	912	49,512
Total current liabilities	1,691,131	1,932,844	1,218,781
Capital lease obligation, net of current portion	12,267	14,601	23,564
Commitments (Note 2)
Stockholders' Equity:
Common stock	102,972	101,972	88,729
Additional paid-in capital	45,826,170	45,484,186	45,140,383
Accumulated deficit	(45,321,407)	(45,022,122)	(44,670,732)
Total stockholders' equity	607,735	564,036	558,380
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,311,133	$ 2,511,481	$ 1,800,725